Twin Oak Active Opportunities III ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 100.7%	Shares	Value
Aerospace & Defense - 9.3%
Airbus SE	90,868	$ 19,046,096
Safran SA	57,086	20,355,040
		39,401,136

Aircraft Manufacturing - 0.0% (a)
Boeing Co. (b)	375	86,681

All Other Business Support Services - 6.9%
NU Holdings Ltd. - Class A (b)	822,563	10,800,252
Uber Technologies, Inc. (b)	112,291	7,905,287
Visa, Inc. - Class A	32,639	10,652,064
		29,357,603

All Other Industrial Machinery Manufacturing - 6.1%
ASML Holding NV (c)(d)	15,961	25,741,262

All Other Miscellaneous Retailers - 7.8%
Amazon.com, Inc. (b)(c)(d)	122,295	33,097,919

Computer Systems Design Services - 1.0%
ServiceNow, Inc. (b)	33,470	4,162,664

Computer Terminal and Other Computer Peripheral Equipment Manufacturing - 2.3%
Arista Networks, Inc. (b)	59,484	9,485,914

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 3.9%
Shopify, Inc. - Class A (b)(c)(d)	140,095	16,630,677

Credit Bureaus - 2.5%
Moody's Corp.	23,641	10,715,283

Custom Computer Programming Services - 5.5%
Alphabet, Inc. - Class C (c)(d)	61,426	23,122,589

Direct Health and Medical Insurance Carriers - 1.3%
UnitedHealth Group, Inc.	13,922	5,294,676

E-Commerce Discretionary - 3.5%
MercadoLibre, Inc. (b)	8,658	14,680,938

Investment Banking and Securities Intermediation - 3.4%
Charles Schwab Corp.	163,324	14,266,351

Other Electric Power Generation - 3.2%
GE Vernova, Inc.	13,982	13,539,050

Portfolio Management and Investment Advice - 2.1%
S&P Global, Inc.	21,347	9,051,128

Semiconductor and Related Device Manufacturing - 21.9%
Advanced Micro Devices, Inc. (b)		37,232		19,215,435
Broadcom, Inc. (c)(d)		67,711		30,251,243
NVIDIA Corp. (c)(d)		122,448		25,853,671
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		41,893		17,530,126
				92,850,475

Software Publishers - 16.1%
Cloudflare, Inc. - Class A (b)(c)(d)		68,177		16,486,562
Crowdstrike Holdings, Inc. - Class A (b)(c)(d)		41,574		30,390,594
Microsoft Corp. (c)(d)		47,537		21,403,059
				68,280,215

Web Search Portals and All Other Information Services - 3.9%
Meta Platforms, Inc. - Class A (c)(d)		26,299		16,634,381
TOTAL COMMON STOCKS (Cost $168,200,255)				426,398,942

CLOSED-END FUNDS - 5.0%		Shares		Value
Scottish Mortgage Investment Trust PLC		1,037,514		21,265,572
TOTAL CLOSED-END FUNDS (Cost $8,614,885)				21,265,572

PURCHASED OPTIONS - 2.9% (b)	Notional Amount	Contracts		Value
Put Options - 2.9% (c)(e)(f)
Alphabet, Inc., Expiration: 01/15/2027; Exercise Price: $296.69	23,112,802	614		560,183
Amazon.Com, Inc., Expiration: 01/15/2027; Exercise Price: $215.10	33,072,208	1,222		892,659
Asml Holding Nv, Expiration: 01/15/2027; Exercise Price: $1,246.50	25,642,884	159		1,339,589
Broadcom, Inc., Expiration: 01/15/2027; Exercise Price: $287.10	30,246,329	677		739,325
Cloudflare, Inc., Expiration: 01/15/2027; Exercise Price: $157.05	16,467,942	681		817,309
Crowdstrike Holdings, Inc., Expiration: 01/15/2027; Exercise Price: $407.25	30,336,500	415		597,446
Meta Platforms, Inc., Expiration: 01/15/2027; Exercise Price: $597.60	16,571,762	262		1,296,698
Microsoft Corp., Expiration: 01/15/2027; Exercise Price: $421.43	21,386,400	475		1,307,723
Nvidia Corp., Expiration: 01/15/2027; Exercise Price: $168.93	25,843,536	1,224		1,187,096
Shopify, Inc., Expiration: 01/15/2027; Exercise Price: $123.93	16,619,400	1,400		3,439,128
TOTAL PURCHASED OPTIONS (Cost $20,528,541)				12,177,156

TOTAL INVESTMENTS - 108.6% (Cost $197,343,681)				459,841,670
Liabilities in Excess of Other Assets - (8.6)% (g)			(0.08588)	(36,366,734)
TOTAL NET ASSETS - 100.0%				$ 423,474,936

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2026 was $239,611,957.
(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	Includes cash of $42,986 that is pledged as collateral for written options.

Twin Oak Active Opportunities III ETF
Schedule of Written Options
May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (8.7)%	Notional Amount	Contracts	Value
Call Options - (8.7)% (a)(b)
Alphabet, Inc., Expiration: 01/15/2027; Exercise Price: $398.88	$ (23,112,802)	(614)	$ (2,216,006)
Amazon.Com, Inc., Expiration: 01/15/2027; Exercise Price: $288.00	(33,072,208)	(1,222)	(3,122,674)
Asml Holding Nv, Expiration: 01/15/2027; Exercise Price: $1,685.55	(25,642,884)	(159)	(3,866,325)
Broadcom, Inc., Expiration: 01/15/2027; Exercise Price: $390.46	(30,246,329)	(677)	(7,030,198)
Cloudflare, Inc., Expiration: 01/15/2027; Exercise Price: $212.37	(16,467,942)	(681)	(4,513,491)
Crowdstrike Holdings, Inc., Expiration: 01/15/2027; Exercise Price: $552.05	(30,336,500)	(415)	(9,924,140)
Meta Platforms, Inc., Expiration: 01/15/2027; Exercise Price: $805.10	(16,571,762)	(262)	(756,968)
Microsoft Corp., Expiration: 01/15/2027; Exercise Price: $551.60	(21,386,400)	(475)	(805,700)
Nvidia Corp., Expiration: 01/15/2027; Exercise Price: $230.87	(25,843,536)	(1,224)	(3,037,025)
Shopify, Inc., Expiration: 01/15/2027; Exercise Price: $169.72	(16,619,400)	(1,400)	(1,398,740)
TOTAL WRITTEN OPTIONS (Premiums received $20,471,509)			$ (36,671,267)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Twin Oak Active Opportunities III ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 426,398,942	$ –	$ –	$ 426,398,942
Closed-End Funds	21,265,572	–	–	21,265,572
Purchased Options	–	12,177,156	–	12,177,156
Total Investments	$ 447,664,514	$ 12,177,156	$ –	$ 459,841,670

Liabilities:
Investments:
Written Options	$ –	$ (36,671,267)	$ –	$ (36,671,267)
Total Investments	$ –	$ (36,671,267)	$ –	$ (36,671,267)

Refer to the Schedule of Investments for further disaggregation of investment categories.